SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE
	As of July 31,
	2021	2020
Warrants	30,225,397	5,070,888
Stock options	900,472	914,577
Restricted stock units	-	5,818
Total	31,125,869	5,991,283

	As of October 31,
	2020	2019
Warrants	398,226	432,142
Stock options	1,011,768	560,490
Restricted stock units	5,556	14,706
Total	1,415,550	1,007,338